FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-22903

                                   REGISTRANT
                     J.P. Morgan Exchange-Traded Fund Trust
                                270 Park Avenue
                            New York, New York 10017
                                 (844) 457-6383

                               AGENT FOR SERVICE
                              Frank J. Nasta, Esq.
                     J.P. Morgan Investment Management Inc.
                                270 Park Avenue
                            New York, New York 10017

                      Date of Fiscal Year End: October 31

            Date of Reporting Period: June 16, 2014 to June 30, 2014

                 JP MORGAN DIVERSIFIED RETURN GLOBAL EQUITY ETF
  The inception date for the Fund was June 16, 2014. The Fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.



                                   SIGNATURES

    Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


/s/ Robert Deutsch
------------------------------------------
Robert Deutsch
President and Principal Executive Officer
Date:  August 18, 2014